Discontinued operations - Financial performance of discontinued operations (Details) - CHF (SFr)	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Disclosure
Other income	SFr 36,375		SFr 107,430	SFr 1,430
Research and development	(234,454)	SFr (339,317)	(390,520)	(584,442)
General and administration	(534,819)	(675,276)	(1,056,070)	(1,453,153)
Total operating costs	(769,273)	(1,014,593)	(1,446,590)	(2,037,595)
Operating loss	(732,898)	(899,316)	(1,339,160)	(1,687,408)
Finance expense	5,828	(864)	(13,322)	(1,475)
Net loss before tax	(1,958,912)	(1,456,761)	(3,431,775)	(2,191,939)
Total net gain from discontinued operations	117,747	14,335,393	117,747	11,983,432
Discontinued operations
Disclosure
Total operating costs				(2,000,000)
Discontinued operations as disclosed below
Disclosure
Other income				38,401
Research and development		(17,842)		(1,337,938)
General and administration		(36,976)		(673,259)
Total operating costs		(54,818)		(2,011,197)
Operating loss		(54,818)		(1,972,796)
Finance expense				(5,672)
Net loss before tax		(54,818)		(1,978,468)
Net loss from discontinued operations		(54,818)		(1,978,468)
Net gain of the sale of activities after income tax	117,747	14,390,211	117,747	13,961,900	SFr 14,100,000
Total net gain from discontinued operations	SFr 117,747	SFr 14,335,393	SFr 117,747	SFr 11,983,432